Deposits - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Banking and Thrift [Abstract]
Interest expense for time deposits	$ 243,000	$ 236,000	$ 240,000